As filed with the Securities and Exchange Commission on December 18, 2018
File No. 333-119423
811-08580
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	23	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	337	/X/

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

ONE GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Address of Depositor's Principal Offices)

(860) 547-4390
(Depositor's Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ONE GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Name and Address of Agent for Service)
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Approximate Date of Proposed Public Offering: Continuous
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on December 18, 2018 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
Units of interests in separate accounts under variable annuity contracts.

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The Prospectus, Statement of Additional Information and financial statements are incorporated in Parts A and B of this Post-Effective Amendment No. 23, by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-119423), as filed on June 28, 2018.

A Supplement to the Prospectus, dated December 18, 2018, is included in Part A of this Post-Effective Amendment.

This Post-Effective Amendment No. 23 does not supersede Post-Effective Amendment No. 22 filed on June 28, 2018.

PART A

Supplement Dated December 18, 2018 to your Prospectus Dated June 28, 2018

Acquisition/Merger:

At a meeting of the Board of Trustees (the “Board”) of AB Variable Products Series Fund, Inc., the Board considered and approved the acquisition of the assets and the assumption of the liabilities of the AB Value Portfolio ("Acquired Portfolio") into the AB Growth and Income Portfolio (the "Acquiring Portfolio"). Pursuant to the acquisition, the Acquired Portfolio will liquidate by transferring substantially all of its assets to the Acquiring Portfolio. Shares of the Acquired Portfolio will be closed to all new and subsequent investments, including program trades, effective as of the close of business on or about April 25, 2019. The acquisition is scheduled to take place at the close of business on or about April 26, 2019.

Due to the acquisition, you will no longer be able to allocate new Premium Payments or make transfers to the Acquired Portfolio Sub-Account, including program trades, on or after the close of business on April 25, 2019.

As a result of the acquisition on or about April 26, 2019:

(i)	If any of your Contract Value is currently invested in the Acquired Portfolio Sub-Account, that Contract Value will be merged into the Acquiring Portfolio Sub-Account;

(ii)	If any portion of your future Premium Payments is allocated to the Acquired Portfolio Sub-Account, that portion will now be allocated to the Acquiring Portfolio Sub-Account.

(iii)	Any transaction that includes an allocation to the Acquired Portfolio Sub-Account will automatically be allocated to the Acquiring Portfolio Sub-Account;

(iv)
Unless you direct us otherwise, if you are enrolled in any DCA, InvestEase®, Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocation to the Acquired Portfolio Sub-Account, your enrollment will automatically be updated to reflect the Acquiring Portfolio Sub-Account;

(v)	Unless you direct us otherwise, if you are enrolled in an Automatic Income Program, your enrollment will automatically be updated to reflect the Acquiring Portfolio Sub-Account; and

(vi)	All references and information contained in the prospectus for your Contract related to the Acquired Portfolio are deleted and replaced with the Acquiring Portfolio.

Fund Add:

Effective at the close of business on or about April 26, 2019, the AB Growth and Income Portfolio is added to your contract as an additional investment option.

In Appendix A.II., the following information is added in alphabetical order under "AB Variable Products Series Fund, Inc." to each of the tables:

Funding Options	Investment Objective Summary	Investment Adviser/Sub-Adviser
AB VPS Growth and Income Portfolio - Class B	Seeks long-term growth of capital	AllianceBernstein, L.P.

This supplement should be retained with the prospectus for future reference.

HV-7753

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are incorporated by reference in Parts A and B of the Registration Statement.
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement. (2)
	(3)	(b) Form of Dealer Agreement. (3)
	(4)	Form of Individual Flexible Premium Variable Annuity Contract. (4)
	(4)	(b) Enhanced Death Benefit Rider (5)
	(4)	(c) Premium Protection Death Benefit Rider (5)
	(4)	(d) Asset Protection Death Benefit Rider (5)
	(4)	(e) Principal First (5)
	(4)	(f) Principal First Preferred (5)
	(4)	(g) Unified Benefit Rider (5)
	(4)	(h) Lifetime Income Foundation Rider (Single) (5)
	(4)	(i) Lifetime Income Foundation Rider (Joint Life / Single) (5)
	(4)	(j) Lifetime Income Builder II Rider (Single) (5)
	(4)	(k) Lifetime Income Builder II Rider (Joint Life / Spousal) (5)
	(4)	(l) The Hartford's Lifetime Income Builder Selects Rider (Single) (5)
	(4)	(m) The Hartford's Lifetime Income Builder Selects Rider (Joint Life / Spousal) (5)
	(4)	(n) The Hartford's Lifetime Income Builder Portfolios Rider (Single) (5)
	(4)	(o) The Hartford's Lifetime Income Builder Portfolios Rider (Joint Life / Spousal) (5)
	(4)	(p) Amendatory Rider -- Voluntary Program to Surrender Contract and In Force Riders And Receive Enhanced Surrender Value (6)
	(4)	(q) Amendatory Rider - Annuity Commencement Date Deferral Option (7)
	(5)	Form of Application.(5)
	(6)	(a) Certificate of Incorporation of Talcott Resolution.(9)
	(6)	(b) Amended and Restated Bylaws of Talcott Resolution.(9)
	(7)	Reinsurance Agreements and Amendments
(a) ACE Tempest Life Reinsurance Ltd. (5)
(b) Swiss Re Life & Health America, Inc. (HL) (5)
(c) Swiss Re Life & Health America, Inc. (HLA) (5)
	(8)	Fund Participation Agreements and Amendments
(a) AIM Variable Insurance Funds (5)
(b) AllianceBernstein Variable Products Series Fund, Inc. (5)
(c) Fidelity Variable Insurance Products Funds (5)
(d) Hartford HLS Series Fund II, Inc. (5)
Hartford Series Fund, Inc. (5)
(e) Lord Abbett Series Fund, Inc. (5)
(f) Oppenheimer Variable Account Funds (5)
(g) Putnam Variable Trust (5)
(h) The Universal Institutional Funds, Inc. (5)

(i) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(8)

(i) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (8)
	(9)	Opinion and Consent of Lisa Proch, General Counsel
	(10)	Consents of Deloitte & Touche LLP.
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to Item 24(b)(1) in Post-Effective Amendment No. 2, to the Registration Statement File No. 333-80732, filed on April 28, 1995.

(2)	Incorporated by reference to Item 24(b)(3)(a) in Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3)	Incorporated by reference to Item 24(b)(3)(b) in Post-Effective Amendment No. 3, to the Registration Statement File No. 033-73568, filed on May 1, 1996.

(4)	Incorporated by reference to Item 24(b)(4) in Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-101935, filed on April 7, 2003.

(5)
Incorporated by reference to Items 24(b)(4)(b-o), Items 24(b)(7)(a-c), and Items 24(b)(8(a-h), respectively, in Pre-Effective Amendment No. 10, to the Registration Statement File No. 333-119423, filed on November 1, 2012.

(6)	Incorporated by reference Item 24(b)(4)(p) in Post-Effective Amendment No. 12 to the Registration Statement File No. 333-119423, filed on April 23, 2012.

(7)	Incorporated by reference to Item 24(b)(4)(q) in Pre-Effective Amendment No. 19, to the Registration Statement File No. 333-119423, filed on November 15, 2016.

(8)	Incorporated by reference to Items 24(b)(8)(b-c), respectively, in Post-Effective Amendment No. 9, to the Registration Statement File No. 333-148565, filed on May 3, 2010.

(9)	Incorporated by reference to the Item 24(b)(6)(a-b), respectively, of Post-Effective Amendment No. 22, to the Registration Statement File No. 333-119423, dated June 28, 2018.
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
John B. Brady	Vice President and Chief Actuary
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (1)	Vice President
George Eknaian	Senior Vice President and Chief Risk Officer
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Diane Krajewski	Vice President and Chief Human Resources Officer
Craig D. Morrow	Vice President and Appointed Actuary
Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Peter F. Sannizzaro	President, Chief Executive Officer, Director
Robert Siracusa	Vice President and Chief Financial Officer, Director
Leslie T. Soler	Assistant Vice President and Corporate Secretary
Samir Srivastava	Vice President and Chief Technology Officer

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095

(1)	Address: 500 Bielenberg Dr., Woodbury, MN 55125.
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of November 30, 2018, there were 17,121 owners of qualified contracts and 15,610 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) TDC acts as principal underwriter for the following investment companies:

Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (Variable Account "A")
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Five
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
Talcott Resolution Life Insurance Company - Separate Account VL I
Talcott Resolution Life Insurance Company - Separate Account VL II
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Five
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLI
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Nutmeg Life Insurance Company - Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of TDC

Name	Positions and Offices with Underwriter
Christopher S. Conner	Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (1)	Chief Executive Officer and President, Director
Diane Krajewski	Chairman of the Board, Director
James Anthony Maciolek	FINOP, Chief Financial Officer and Controller
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095

(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

(c) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Talcott Resolution hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by us.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on December 18, 2018.

Talcott Resolution Life and Annuity Insurance Company
Separate Account Three (Registrant)

By:	Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Talcott Resolution Life and Annuity Insurance Company
(Depositor)

By:	Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Peter F. Sannizzaro, President, Chief Executive Officer, Director		/s/ Peter F. Sannizzaro
Matthew J. Poznar, Senior Vice President, Director*		Peter F. Sannizzaro
Robert R. Siracusa, Chief Financial Officer, Director		/s/ Robert S. Siracusa
Robert S. Siracusa
	*By:	/s/ Lisa Proch
Lisa Proch, Attorney-in-Fact
	Date:	December 18, 2018

333-119423

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, General Counsel
(10)	Consents of Deloitte & Touche LLP.
(26)	Organizational Chart
(99)	Power of Attorney